DIRECT OPERATING COSTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Expense relating to short-term leases	$ 13	$ 4
Expense relating to leases of low-value leases	$ 4	$ 11